Other Liabilities (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Other Liabilities (Textual) [Abstract]
Deferred gains on sale of assets included in accrued expenses and other liabilities	$ 1,000,000,000		$ 1,000,000,000		$ 1,000,000,000
Amortization of deferred gains	$ 22,000,000	$ 22,000,000	$ 43,000,000	$ 42,000,000